Corporate and Group Information	12 Months Ended
Dec. 31, 2023
Corporate and Group Information [Abstract]
Corporate and group information
1.	Corporate and group information

Gorilla Technology Group Inc. (the “Company”) was incorporated in the Cayman Islands in May 2001. The Company and its subsidiaries (collectively referred herein as the “Group”) is a global solution provider in Security Intelligence, Network Intelligence, Business Intelligence and IoT technology.

On July 14, 2022, with consummation of capital recapitalization as provided in Note 24, the Company’s shares and warrants commenced trading on The Nasdaq Capital Markets under the ticker symbols “GRRR” and “GRRRW”, respectively.